Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 – Related Party Transactions

From time to time, the Company advances funds to, and receives funds from, entities with common ownership. At December 31, 2017, 2016 and June 30, 2018, the amounts owed to related parties was $95,501, $48,099 and $0, respectively.

The Company with SpeakLife to provide staff training and patient advocacy services for $99,000 per year. SpeakLife is owned by Mr. Brame.

The Company with UCI to provide marketing services to chiropractic practitioners and sources opportunities to expand chiropractic practices into regenerative medicine for $144,000 per year. UCI is owned by the spouse of Dr. Wallis.